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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         St. Paul Travelers Companies, Inc.
                 ----------------------------------
   Address:      385 Washington Street
                 ----------------------------------
                 St. Paul, MN 55102-1396
                 ----------------------------------

                 ----------------------------------

Form 13F File Number: 28-62
                         --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce Backberg
         -------------------------------
Title:   Corporate Secretary
         -------------------------------
Phone:   (651) 310-7915
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Bruce Backberg                 St. Paul, Minnesota  May 12, 2005
   -------------------------------    -------------------  ------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   35
                                        --------------------

Form 13F Information Table Value Total:            2,626,919
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number    Name

    01        28-29                   St. Paul Travelers Companies, Inc.
    ------       -----------------    ------------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


      COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------ --------------  --------- ---------  ---------------------- ------------ ---------- ----------------------
                                                     VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------ --------------  --------- ---------  --------- ----- ------ ------------ ---------- ------ -------- ------

ABBEY NATL PLC PFD                 PREF  002920809       837     32,000    SH            SHARED                       32,000
BLACKROCK INVT QULTY
  MUN TR                           COMM  09247D105     3,481    231,900    SH            SHARED                      231,900
BLACKROCK MUN TARGET
  TRM TR                           COMM  09247M105       280     27,500    SH            SHARED                       27,500
CITIGROUP INVST CORP
  LOAN FD                          COMM  17307C107    14,362  1,058,400    SH            SHARED                    1,058,400
CRIIMI MAE PFD B CONV$25           PREF  226603207       130      5,000    SH            SHARED                        5,000
DOBSON COMMUNICATIONS
  CORP                             COMM  256069105       481    238,140    SH            SHARED                      238,140
DYAX  CORP                         COMM  26746E103         1        255    SH            SHARED                          255
EMMIS COMMS CORP  SER A            PREF  291525202        75      1,700    SH            SHARED                        1,700
(R) FEDERAL NATIONAL
  MORTGAGE                         COMM  313586109         5        101    SH            SHARED                          101
FORD MOTOR CO CAP TR II
  6.50%                            PREF  345395206     1,360     30,000    SH            SHARED                       30,000
GEN MOTORS CORP  6.25              PREF  370442717     1,248     60,000    SH            SHARED                       60,000
GEN MOTORS CORP  5.25              PREF  370442733        37      2,000    SH            SHARED                        2,000
GENVEC INC                         COMM  37246C109       397    229,380    SH            SHARED                      229,380
IMPAX LABORATORIES INC             COMM  45256B101     1,776    111,000    SH            SHARED                      111,000
INSURED MUN INCOME FD              COMM  45809F104     1,107     87,100    SH            SHARED                       87,100
MEDIWARE INFORMATION
  SYSTEMS                          COMM  584946107     1,255    116,110    SH            SHARED                      116,110
MUNIENHANCED FUND                  COMM  626243109     1,030     95,600    SH            SHARED                       95,600
MUNIVEST FUND                      COMM  626295109     1,720    188,600    SH            SHARED                      188,600
MUNIYIELD INSURED FD
  INC MUT FD                       COMM  62630E107       636     44,800    SH            SHARED                       44,800
MUNIYIELD QUALITY FD
  II INC                           COMM  62630T104     2,219    180,400    SH            SHARED                      180,400
NATL WESTMINSTER BK
  PLC SER C                        PREF  638539882    14,916    575,000    SH            SHARED                      575,000
NUVEEN INVESTMENTS INC             COMM  67090F106     2,797     81,510    SH            SHARED                       81,510
NUVEEN INVESTMENTS INC             COMM  67090F106   423,021 12,325,800    SH            SHARED                   12,325,800
NUVEEN INVESTMENTS INC             COMM  67090F106 2,093,500 60,999,414    SH            SOLE             60,999,414
NUVEEN QUAL INCM MUN
  FD INC                           COMM  670977107     1,033     74,300    SH            SHARED                       74,300
ON2 TECHNOLOGIES INC               COMM  68338A107         1      1,950    SH            SHARED                        1,950
PHASE FORWARD INC                  COMM  71721R406     1,760    269,589    SH            SHARED                      269,589
ROYAL BK OF SCOTLAND
  PLC 8.0                          PREF  780097861     2,129     83,700    SH            SHARED                       83,700
ST PAUL TRAVELERS
  COMPANIES                        COMM  792860108       182      4,967    SH            SHARED                        4,967
ST PAUL TRAVELERS
  COMPANIES                        COMM  792860108    29,296    797,600    SH            SOLE                797,600
SINCLAIR BROADCASTING
  GROUP PFD                        PREF  829226505        42      1,000    SH            SHARED                        1,000
SPACEHAB INC                       COMM  846243103       305    157,000    SH            SHARED                      157,000
(R) TRANSCEND
  SERVICES INC                     COMM  893929208       474    151,008    SH            SHARED                      151,008
TRUSTREET PROPERTIES
  INC PFD CV A                     PREF  898404207       110      4,800    SH            SHARED                        4,800
MAX RE CAPITAL LTD                 COMM  G6052F103    24,914  1,058,833    SH            SHARED                    1,058,833